Note 3 - Fair Value Measurements - Schedule of Assets at Fair Value (Details) - EBP 42-1623692 006 [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Total assets at fair value	$ 167,846,151	$ 150,279,276
Fair Value, Inputs, Level 1 [Member]
Total assets at fair value	43,958,842	38,871,450
Fair Value, Inputs, Level 2 [Member]
Total assets at fair value	123,887,309	111,407,826
Fair Value, Inputs, Level 3 [Member]
Total assets at fair value	0	0
EBP, Employer, Common Stock [Member]
Total assets at fair value	2,582,262	1,882,345
EBP, Employer, Common Stock [Member] | Fair Value, Inputs, Level 1 [Member]
Total assets at fair value	2,582,262	1,882,345
EBP, Employer, Common Stock [Member] | Fair Value, Inputs, Level 2 [Member]
Total assets at fair value	0	0
EBP, Employer, Common Stock [Member] | Fair Value, Inputs, Level 3 [Member]
Total assets at fair value	0	0
Mutual Fund [Member]
Total assets at fair value	41,376,580	36,989,105
Mutual Fund [Member] | Fair Value, Inputs, Level 1 [Member]
Total assets at fair value	41,376,580	36,989,105
Mutual Fund [Member] | Fair Value, Inputs, Level 2 [Member]
Total assets at fair value	0	0
Mutual Fund [Member] | Fair Value, Inputs, Level 3 [Member]
Total assets at fair value	0	0
Common Collective Trust [Member]
Total assets at fair value	123,887,309	111,407,826
Common Collective Trust [Member] | Fair Value, Inputs, Level 1 [Member]
Total assets at fair value	0	0
Common Collective Trust [Member] | Fair Value, Inputs, Level 2 [Member]
Total assets at fair value	123,887,309	111,407,826
Common Collective Trust [Member] | Fair Value, Inputs, Level 3 [Member]
Total assets at fair value	$ 0	$ 0